Equity-Based Compensation - Summary of SARs and Options (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stock appreciation rights
Number of units
Beginning balance (in shares)	5,014,000	0
Effect of Reverse Recapitalization (in shares)		5,028,000
Forfeited (in shares)	(122,000)	(14,000)
Ending balance (in shares)	4,892,000	5,014,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance (in usd per share)	$ 2.95	$ 0
Effect of Reverse Recapitalization (in usd per shares)		2.95
Forfeited (in usd per share)	6.13	3.56
Ending balance (in usd per share)	$ 2.88	$ 2.95
Stock Options
Number of units
Beginning balance (in shares)	5,461,000	0
Effect of Reverse Recapitalization (in shares)		5,553,275
Forfeited (in shares)	(35,000)	(92,000)
Ending balance (in shares)	5,416,000	5,461,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance (in usd per share)	$ 0.91	$ 0
Effect of Reverse Recapitalization (in usd per shares)		0.93
Forfeited (in usd per share)	1.87	1.64
Ending balance (in usd per share)	$ 0.91	$ 0.91